THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
COMMON STOCK (85.5%)
BASIC INDUSTRIES (15.3%)
CHEMICALS (11.4%)
Bridgestone Corp.(s).............................        3,000   $    70,901
Dai Nippon Ink & Chemicals Inc.(s)...............       17,000        52,059
Ishihara Sangyo Kaisha Ltd.+(s)..................       10,000        13,834
Sekisui Chemical Co. Ltd.(s).....................        9,000        46,042
Takeda Chemical Industries Ltd.(s)...............        4,000       106,352
                                                                 -----------
                                                                     289,188
                                                                 -----------
METALS & MINING (3.9%)
Kawasaki Steel Corp.(s)..........................       21,000        37,828
Nippon Steel Corp.(s)............................       21,000        36,920
Tokyo Steel Manufacturing Co. Ltd.(s)............        5,000        25,723
                                                                 -----------
                                                                     100,471
                                                                 -----------
  TOTAL BASIC INDUSTRIES.........................                    389,659
                                                                 -----------

CONSUMER GOODS & SERVICES (18.4%)
AUTOMOTIVE (7.9%)
Honda Motor Co. Ltd.(s)..........................        2,000        71,189
Toyota Motor Corp. Ltd.(s).......................        5,000       129,337
                                                                 -----------
                                                                     200,526
                                                                 -----------
BROADCASTING & PUBLISHING (0.8%)
Toppan Printing Co. Ltd.(s)......................        2,000        21,386
                                                                 -----------

MERCHANDISING (3.4%)
Canon Sales Co., Inc.(s).........................        1,000        13,589
Sony Music Entertainment Inc.(s).................        1,700        72,148
                                                                 -----------
                                                                      85,737
                                                                 -----------

RETAIL (6.3%)
Aoyama Trading Co. Ltd.(s).......................        1,000        24,642
Ito - Yokado Co. Ltd.(s).........................        2,000        94,102
Izumiya Co. Ltd.(s)..............................        5,000        32,100
Xebio Co. Ltd.(s)................................          700        10,466
                                                                 -----------
                                                                     161,310
                                                                 -----------
  TOTAL CONSUMER GOODS & SERVICES................                    468,959
                                                                 -----------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------

FINANCE (12.7%)
BANKING (5.0%)
Asahi Bank Ltd.(s)...............................       12,000   $    52,743
Sumitomo Trust & Banking Co. Ltd.(s).............        9,000        40,206
The Bank of Tokyo - Mitsubishi Ltd.(s)...........          400         4,234
The Sakura Bank Ltd.(s)..........................        4,000        10,376
Toyo Trust & Banking Co. Ltd.(s).................        4,000        19,800
                                                                 -----------
                                                                     127,359
                                                                 -----------

FINANCIAL SERVICES (3.3%)
Nomura Securities Co. Ltd.(s)....................        4,000        46,547
Takefuji Corp.(s)................................          800        36,892
                                                                 -----------
                                                                      83,439
                                                                 -----------

INSURANCE (1.6%)
Mitsui Marine & Fire Insurance Co. Ltd.(s).......        2,000        10,044
Tokio Marine & Fire Insurance Co. Ltd.(s)........        3,000        30,825
                                                                 -----------
                                                                      40,869
                                                                 -----------

REAL ESTATE (2.8%)
Mitsubishi Estate Co. Ltd.(s)....................        8,000        70,325
                                                                 -----------
  TOTAL FINANCE..................................                    321,992
                                                                 -----------

HEALTHCARE (2.5%)
PHARMACEUTICALS (2.5%)
Yamanouchi Pharmaceutical Co. Ltd.(s)............        3,000        62,471
                                                                 -----------

INDUSTRIAL PRODUCTS & SERVICES (13.5%)
CONSTRUCTION & HOUSING (6.3%)
Nishimatsu Construction Co. Ltd.(s)..............        7,000        34,298
Sekisui House Ltd.(s)............................        3,000        23,237
Toda Construction Co.(s).........................        4,000        15,996
Tostem Corp.(s)..................................        6,800        88,096
                                                                 -----------
                                                                     161,627
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------
ELECTRICAL EQUIPMENT (2.8%)
Hitachi Ltd.(s)..................................        6,000   $    39,125
Ricoh Co. Ltd.(s)................................        3,000        31,581
                                                                 -----------
                                                                      70,706
                                                                 -----------

MACHINERY (3.6%)
Ebara Corp.(s)...................................        4,000        35,566
Fanuc Ltd.(s)....................................        1,000        34,586
Kubota Corp.(s)..................................        1,000         2,306
Sanden Corp.(s)..................................        3,000        20,298
                                                                 -----------
                                                                      92,756
                                                                 -----------
MANUFACTURING (0.8%)
Tsubakimoto Chain Co.(s).........................        6,000        20,103
                                                                 -----------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                    345,192
                                                                 -----------

TECHNOLOGY (17.8%)
COMPUTER SYSTEMS (3.3%)
Fujitsu Ltd.(s)..................................        8,000        84,159
                                                                 -----------

ELECTRONICS (8.1%)
Canon, Inc.(s)...................................        1,000        22,697
Fuji Photo Film Co. Ltd.(s)......................        2,000        69,604
Pioneer Electronic Corp.(s)......................        5,000        95,471
Sony Corp.(s)....................................          200        17,221
                                                                 -----------
                                                                     204,993
                                                                 -----------
SEMICONDUCTORS (4.6%)
Tokyo Electron Ltd.(s)...........................        2,000        61,246
Tokyo Ohka Kogyo Co. Ltd.(s).....................        2,000        56,778
                                                                 -----------
                                                                     118,024
                                                                 -----------
TELECOMMUNICATIONS (1.8%)
DDI Corp.(s).....................................           13        45,243
                                                                 -----------
  TOTAL TECHNOLOGY...............................                    452,419
                                                                 -----------
              SECURITY DESCRIPTION                   SHARES         VALUE
-------------------------------------------------  -----------   -----------

TRANSPORTATION (5.3%)
RAILROADS (3.1%)
West Japan Railway Co.(s)........................           22   $    79,735
                                                                 -----------

WHOLESALE & INTERNATIONAL TRADE (2.2%)
Mitsubishi Corp.(s)..............................        9,000        55,770
                                                                 -----------
  TOTAL TRANSPORTATION...........................                    135,505
                                                                 -----------
  TOTAL COMMON STOCK (COST $2,779,566)...........                  2,176,197
                                                                 -----------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    (IN JPY)
                                                   -----------
FIXED INCOME SECURITIES (3.9%)
TECHNOLOGY (3.9%)
ELECTRONICS (3.9%)
Sony Corp., 1.4% due 03/31/05
  (COST $103,600)................................    9,000,000        99,542
                                                                 -----------
CONVERTIBLE BONDS (4.0%)
FINANCE (3.1%)
FINANCIAL SERVICES (3.1%)
AB International Cayman Trust, 0.05% due
  7/31/07(s).....................................    2,000,000        13,366
Sanwa International Finance Trust, 1.25% due
  07/31/05(s)....................................    9,000,000        66,308
                                                                 -----------
  TOTAL FINANCE..................................                     79,674
                                                                 -----------

TECHNOLOGY (0.9%)
COMPUTER SYSTEMS (0.9%)
Ricoh Co. Ltd., 1.5% due 03/29/02................    2,000,000        22,048
                                                                 -----------
  TOTAL CONVERTIBLE BONDS (COST $108,632)........                    101,722
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT
               SECURITY DESCRIPTION                 (IN USD)        VALUE
-------------------------------------------------  -----------   -----------
SHORT-TERM INVESTMENTS (0.8%)
U.S. TREASURY OBLIGATIONS (0.8%)
United States Treasury Bills, 5.03% due 08/20/98
  (COST $19,863)(s)..............................  $    20,000   $    19,863
                                                                 -----------
TOTAL INVESTMENTS (COST $3,011,661) (94.2%)...................
                                                                   2,397,324
OTHER ASSETS IN EXCESS OF LIABILITIES (5.8%)..................
                                                                     147,110
                                                                 -----------
NET ASSETS (100.0%)...........................................   $ 2,544,434
                                                                 -----------
                                                                 -----------

------------------------------
Note: The cost of investments for federal income tax purposes at June 30, 1998 was $3,013,214; the aggregate gross unrealized appreciation and depreciation was $44,330 and $660,219, respectively, resulting in net unrealized depreciation of $615,889.

+ Non-income producing security.

(s) Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for futures contracts $869,857 of the market value has been segregated.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $3,011,661 )            $2,397,324
Cash                                                  177,994
Foreign Currency at Value (Cost $36,391 )              36,455
Receivable for Investments Sold                        13,519
Variation Margin Receivable                             5,990
Prepaid Trustees' Fees                                    779
Interest Receivable                                       488
Dividends Receivable                                      343
Prepaid Expenses and Other Assets                          90
                                                   ----------
    Total Assets                                    2,632,982
                                                   ----------
LIABILITIES
Payable to Advisor                                     51,770
Custody Fee Payable                                     8,400
Administrative Services Fee Payable                    11,149
Advisory Fee Payable                                    2,227
Fund Services Fee Payable                                   2
Accrued Expenses                                       15,000
                                                   ----------
    Total Liabilities                                  88,548
                                                   ----------
NET ASSETS
Applicable to Investors' Beneficial Interests      $2,544,434
                                                   ----------
                                                   ----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $1,003)                                                      $     22,897
Dividend Income (Net of Foreign Withholding Tax
  of $2,425)                                                             9,898
                                                                  ------------
    Investment Income                                                   32,795

EXPENSES
Advisory Fee                                       $     66,322
Custodian Fees and Expenses                              15,346
Professional Fees and Expenses                            7,750
Printing Expenses                                         5,000
Administrative Services Fee                               3,066
Fund Services Fee                                           478
Trustees' Fees and Expenses                                 256
Administration Fee                                          215
Insurance Expense                                            66
Amortization of Organization Expenses                       351
Miscellaneous                                             1,500
                                                   ------------
    Total Expenses                                      100,350
Less: Reimbursement of Expenses                         (17,068)
                                                   ------------
NET EXPENSES                                                            83,282
                                                                  ------------
NET INVESTMENT LOSS                                                    (50,487)

NET REALIZED LOSS ON
  Investment Transactions                           (50,178,052)
  Futures Contracts                                    (121,035)
  Foreign Currency Contracts and Transactions          (214,723)
                                                   ------------
    Net Realized Loss                                              (50,513,810)

NET CHANGE IN UNREALIZED
  APPRECIATION/DEPRECIATION OF
  Investments                                        54,402,031
  Futures Contracts                                     (15,048)
  Foreign Currency Contracts and Translations           176,379
                                                   ------------
    Net Change in Unrealized Appreciation                           54,563,362
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $  3,999,065
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED     FOR THE FISCAL
                                                   JUNE 30, 1998      YEAR ENDED
                                                    (UNAUDITED)    DECEMBER 31, 1997
                                                   -------------   -----------------
DECREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income (Loss)                       $     (50,487)  $        548,681
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions        (50,513,810)       (96,176,243)
Net Change in Unrealized Appreciation of
  Investments, Futures and Foreign Currency
  Contracts and Transactions                          54,563,362          4,789,345
                                                   -------------   -----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                        3,999,065        (90,838,217)
                                                   -------------   -----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          1,274,331        198,329,912
Withdrawals                                         (173,281,187)      (317,285,028)
                                                   -------------   -----------------
    Net Decrease from Investors' Transactions       (172,006,856)      (118,955,116)
                                                   -------------   -----------------
    Total Decrease in Net Assets                    (168,007,791)      (209,793,333)

NET ASSETS
Beginning of Period                                  170,552,225        380,345,558
                                                   -------------   -----------------
End of Period                                      $   2,544,434   $    170,552,225
                                                   -------------   -----------------
                                                   -------------   -----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                          FOR THE SIX                      FOR THE PERIOD
                                            MONTHS      FOR THE FISCAL     MARCH 28, 1995
                                             ENDED        YEAR ENDED      (COMMENCEMENT OF
                                           JUNE 30,      DECEMBER 31,        OPERATIONS)
                                             1998       ---------------        THROUGH
                                          (UNAUDITED)    1997     1996    DECEMBER 31, 1995
                                          -----------   ------   ------   -----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                    0.82%(a)    0.83%    0.81%         0.87%(a)
  Net Investment Income (Loss)               (0.49)%(a)   0.18%   (0.03)%        0.12%(a)
  Expense without Reimbursement               0.98%(a)      --       --            --
Portfolio Turnover                               5%(b)      93%      86%           60%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "portfolio"), is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The series portfolio is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994.The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.The portfolio commenced operations on March 28, 1995. See Note 6 for termination of operations of the portfolio subsequent to June 30, 1998.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of the debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the exchange rate prevailing on the respective dates of such transactions. Translation gains and losses

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   e) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. Dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At June 30,1998, the portfolio had no open forward foreign currency contracts.

   f) Futures - A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------
      correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At June 30, 1998, the portfolio had open future contracts as follows:

                                                                          NET UNREALIZED   PRINCIPAL AMOUNT
                                                         CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                         --------------   --------------   ----------------
      Topix Index, expiring September 1998.............              2    $       4,600    $       176,460
                                                         --------------   --------------   ----------------
                                                         --------------   --------------   ----------------

   g) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.65% of the portfolio's average daily net assets. For the six months ended June 30, 1998, such fees amounted to $66,322.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI.The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended June 30, 1998, the fee for these services amounted to $215.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as an investment advisor (the "master portfolios") and J.P.Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P.Morgan Series Trust. For the six months ended June 30, 1998, the fee for these services amounted to $3,066.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
JUNE 30, 1998
--------------------------------------------------------------------------------

In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.00% of the average daily net assets of the portfolio through April 30, 1999. For the six months ended June 30, 1998, Morgan has agreed to reimburse the portfolio $17,068 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $478 for the six months ended June 30, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P.Morgan Funds, the J.P.Morgan Institutional Funds, the master portfolios and J.P.Morgan Series Trust.The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $100.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended June 30, 1998 were as follows:

                            COST OF          PROCEEDS
                             PURCHASES      FROM SALES
                            -----------     ----------
                            $ 1,364,063      2,888,210

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

5. OTHER MATTERS

On January 16, 1998 the portfolio received a withdrawal request in the amount of $167,623,751 as discussed in Note 5 of the fund's Notes to Financial Statements which are included elsewhere in this report. This amount is included in Withdrawals shown on the Statement of Changes in Net Assets. The withdrawal which was made in-kind by transferring certain assets and liabilities, including securities, directly to a non-U.S. fund resulted in a net realized loss on transfer of the securities in the amount of $48,613,992, which is included in the Net Realized Loss on Investment Transactions and Foreign Currency Contracts and Transactions in the Statement of Operations.

6. TERMINATION OF PORTFOLIO

The trustees on July 8, 1998 approved a resolution to terminate the portfolio. The liabilities incurred in connection with the termination and any liabilities which arise after the termination date will be paid by Morgan. The portfolio will be liquidated on or about August 14, 1998.

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